Summary of significant accounting policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of significant accounting policies
Basis of Presentation

Basis of Presentation

For periods prior to November 15, 2019, the accompanying consolidated financial statements do not represent the financial position and results of operations of one controlling legal entity, but rather a combination of the historical results of the Predecessor Company Group, which was under common management. Therefore, any reference herein to the Predecessor financial statements is made on a combined basis. For periods from November 15, 2019 on, the accompanying consolidated financial statements represent the consolidated financial statements of the Company, beginning with BRELF II as the accounting acquirer and Successor entity. In addition, as a result of the Business Combination, the consolidated financial statements for periods from November 15, 2019 on, are presented on a new basis of accounting pursuant to Accounting Standards Codification (“ASC”) 805, Business Combinations (refer to Note 3) to reflect BRELF II acquiring the other entities within the Predecessor Company Group and Trinity in the successor period.

The financial information presented in the accompanying unaudited condensed consolidated financial statements has been prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for quarterly reports on Form 10-Q and Article 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“GAAP”) for complete financial statements. In the opinion of management, the accompanying unaudited condensed consolidated financial statements and notes include all adjustments (consisting only of normal recurring adjustments) necessary for a fair presentation of the condensed consolidated financial position, results of operations and cash flows for the periods presented. These unaudited condensed consolidated financial statements should be read in conjunction with the annual audited consolidated financial statements and notes thereto for the year ended December 31, 2019 included in our Annual Report on Form 10-K filed on March 16, 2020 with the SEC (the “Annual Report”). The condensed consolidated balance sheet as of December 31, 2019, included herein, was derived from the audited financial statements of Broadmark Realty Capital Inc. as of that date. The results of the three and six months ended June 30, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020, for other interim periods or future years.

The presentation of the Predecessor period has been conformed to the current period’s presentation for the purposes of these consolidated financial statements. Additionally, certain balance sheet captions as of December 31, 2019 have been reclassified to conform to the current period's presentation.

Basis of Presentation

For periods prior to November 15, 2019, the accompanying consolidated financial statements do not represent the financial position and results of operations of one controlling legal entity, but rather a combination of the historical results of the Predecessor Company Group, which was under common management. Therefore, any reference herein to the Predecessor financial statements are made on a combined basis. For periods from November 15, 2019 on, the accompanying consolidated financial statements represent the consolidated financial statements of the Company, beginning with BRELF II as the accounting acquirer and successor entity. In addition, as a result of the Business Combination, the consolidated financial statements for periods from November 15, 2019 on, are presented on a new basis of accounting pursuant to Accounting Standards Codification ("ASC") 805, Business Combinations (refer to Note 3) to reflect BRELF II acquiring the other entities within the Predecessor Company Group and Trinity in the successor period.

The Company prepares its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP").

The presentation of each Predecessor period has been conformed to the current period's presentation for the purposes of these consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

For Predecessor period, all intra-entity accounts, balances and transactions have been eliminated in the preparation of the unaudited condensed consolidated financial statements. Beginning November 15, 2019, all significant intercompany accounts, balances and transactions have been eliminated in consolidation. Broadmark Realty consolidates those entities in which it has control over significant operating, financial and investing decisions of the entity, as well as those entities deemed to be variable interest entities (“VIEs”), if any, in which Broadmark Realty is determined to be the primary beneficiary. As of June 30, 2020, Broadmark Realty is not the primary beneficiary of and, therefore, does not consolidate any VIEs.

Principles of Consolidation

For Predecessor periods prior to November 15, 2019, all intra-entity accounts, balances and transactions have been eliminated in the preparation of the consolidated financial statements. Beginning November 15, 2019, all significant intercompany accounts, balances and transactions have been eliminated in consolidation.

Risks and Uncertainties

Certain Significant Risks and Uncertainties

In the normal course of business, we encounter one primary type of economic risk in the form of credit risk. Credit risk is the risk of default on our investment in mortgage notes receivable resulting from a borrower’s inability or unwillingness to make contractually required payments. We believe that the carrying values of our investments reasonably consider this credit risk.

In addition, we are subject to significant tax risks. If we were to fail to qualify as a REIT in any taxable year, we would be subject to U.S. federal corporate income tax, which could be material.

Broadmark Realty operates in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, we believe that changes in any of the following areas could have a significant negative effect on us in terms of our future financial position, results of operations or cash flows: public health crises, like the novel coronavirus (“COVID-19”) pandemic; competition in our market; the stability of the real estate market and the impact of interest rate changes; changes in government regulation affecting our business; natural disasters and catastrophic events; our ability to attract and retain qualified employees and key personnel; protection of customers’ information and other privacy concerns, among other things.

Risks and Uncertainties

In the normal course of business, the Company encounters one primary type of economic risk in the form of credit risk. Credit risk is the risk of default on the Company's investment in mortgage notes receivable resulting from a borrower’s inability or unwillingness to make contractually required payments. The Company believes that the carrying values of its investments reasonably consider this credit risk.

In addition, the Company is subject to significant tax risks. If the Company were to fail to qualify as a REIT in any taxable year, the Company would be subject to U.S. federal corporate income tax, which could be material.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates relate to the fair value of financial instruments, such as impaired loans and real property, goodwill and identified intangibles, and warrant liabilities. Accordingly, actual results could differ from those estimates.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect reported amounts and disclosures at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates relate to the fair value of financial instruments, such as impaired loans and real property, identified intangibles, and derivative instruments. Accordingly, actual results could differ from those estimates.

Reportable Segments	Reportable Segments We operate the business as one reportable segment.	Reportable Segments The Company operates the business as one reportable segment.
Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of 90 days or less at the date of purchase to be cash equivalents. We have a cash management sweep account repurchase agreement whereby our bank nightly sweeps cash in excess of $750,000, sells us specific U.S. Government Agency securities and then repurchases them the next day.

We maintain our cash and cash equivalents with financial institutions. At times, such amounts may exceed federally insured limits. As of June 30, 2020 and December 31, 2019, the uninsured cash and cash equivalents balance was $216.4 million and $236.7 million, respectively. There were no restrictions on cash as of June 30, 2020 or December 31, 2019.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of 90 days or less at the date of purchase to be cash equivalents. The Company has a cash management sweep account repurchase agreement whereby its bank nightly sweeps cash in excess of $750,000, sells the Company specific U.S. Government Agency securities and then repurchases them the next day. These amounts were not insured by the Federal Deposit Insurance Corporation. The balance in the sweep account as of December 31, 2019 and December 31, 2018 was $0 and $108.7 million, respectively.

The Company maintains its cash and cash equivalents with financial institutions. At times, such amounts may exceed federally insured limits. As of December 31, 2019, the uninsured cash and cash equivalents balance was $236.7 million. As of December 31, 2018, the uninsured cash and cash equivalents balance was approximately $110.5 million. There were no restrictions on cash at December 31, 2019 or 2018.

Mortgage Notes Receivable

Mortgage Notes Receivable

Mortgage notes receivable (referred to herein as “mortgage notes receivable,” “construction loans,” “loans” or “notes”) are classified as held for investment as we have the intent and ability to hold until maturity or payoff and are carried at amortized cost, net of allowance for loan losses, interest reserve, construction holdbacks, deferred origination and extension fees. Mortgage notes receivable that are in contractual default are deemed to be non-performing and are evaluated for impairment. All of our loans are considered collateral dependent, and therefore, non-performing loans are evaluated for impairment based on the fair value of the collateral less estimated costs to sell.

Deferred income represents the amount of our origination and amendment or extension fees that have been deferred and will be recognized in income over the contractual maturity of the underlying loan.

Participations in mortgage notes receivables are accounted for as sales and derecognized from the balance sheet when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when: (1) a group of financial assets or a participating interest in an entire financial asset has been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity. If the sales do not meet these criteria, the sale of the participation is treated as a secured borrowing. As of June 30, 2020, all participations in mortgage notes receivable sold to the Private REIT have achieved sale accounting. There were no participations as of December 31, 2019.

Mortgage Notes Receivable

Mortgage notes receivable (referred to herein as “mortgage notes receivable”, “construction loans”, “loans”, or “notes”) are classified as held for investment as the Company has the intent and ability to hold until maturity or payoff and are carried at amortized cost, net of interest reserve, construction holdbacks and deferred origination and extension fees. Mortgage notes receivable that are in default are deemed to be impaired. All of the Company's loans are considered collateral dependent, and therefore, impaired loans are evaluated for impairment based on the fair value of the collateral less costs to sell.

Deferred income represents the amount of the Company's origination and amendment or extension fees that have been deferred and will be recognized in income over the contractual maturity of the underlying loan.

The mortgage notes receivables are secured by first deeds of trust, security agreements or legal title to real estate located in the United States. The notes generally have terms ranging between 5 and 12 months and may be extended by paying extension fees.

Real property

Real property

Real property owned by us consists of real estate acquired in settlement of loans. Real estate acquired through foreclosure or deed in lieu of foreclosure is recorded at fair value at the time of acquisition, which generally approximates the net carrying value of the loan secured by such property. Costs related to acquisition, development, construction and improvements are capitalized. Expenditures for repairs and maintenance are charged to expense when incurred.

As of June 30, 2020 and December 31, 2019, real properties owned by us consist of real estate acquired as a result of foreclosure proceedings on one and two partially completed construction projects, respectively.

Real property

Real property owned by the Company consists of real estate acquired in settlement of loans. Real estate acquired through foreclosure or deed in lieu of foreclosure is recorded at fair market value at the time of acquisition, which generally approximates the carrying value of the loan secured by such property. Costs related to acquisition, development, construction and improvements are capitalized. Expenditures for repairs and maintenance are charged to expense when incurred.

At December 31, 2019 and December 31, 2018, real properties owned by the Company consists of real estate acquired as a result of foreclosure proceedings on two and three non-performing loans, respectively.

Goodwill

Goodwill

Goodwill represents the excess of the consideration paid over the fair value of net assets acquired in connection with the Business Combination in November 2019. Goodwill is not amortized, but rather tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment. In testing goodwill for impairment, we follow ASC 350, Intangibles — Goodwill and Other, which permits a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying value including goodwill. If the qualitative assessment determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying value including goodwill, then no impairment is determined to exist for the reporting unit. However, if the qualitative assessment determines that it is more likely than not that the fair value of the reporting unit is less than its carrying value including goodwill, the fair value of that reporting units is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, goodwill is considered impaired with the impairment loss equal to the amount by which the carrying value of the goodwill exceeds the implied fair value of that goodwill.

Goodwill

Goodwill at December 31, 2019 represents the excess of the consideration paid over the fair value of net assets acquired in connection with the Business Combination in November 2019. Goodwill is not amortized, but rather tested for impairment annually or more frequently if events or changes in circumstances indicate potential impairment. In testing goodwill for impairment, the Company follows ASC 350, Intangibles — Goodwill and Other, which permits a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying value including goodwill. If the qualitative assessment determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying value including goodwill, then no impairment is determined to exist for the reporting unit. However, if the qualitative assessment determines that it is more likely than not that the fair value of the reporting unit is less than its carrying value including goodwill, the fair value of that reporting units is compared with its carrying value, including goodwill. If the carrying value of a reporting unit exceeds its fair value, goodwill is considered impaired with the impairment loss equal to the amount by which the carrying value of the goodwill exceeds the implied fair value of that goodwill.

Intangible Assets

Intangible Assets

As a result of the Business Combination in November 2019, we identified intangible assets in the form of customer relationships. We recorded the intangible assets at fair value at the acquisition date and are amortizing the value of these finite lived intangibles into expense over the expected useful life. Our intangible assets have estimated useful lives of three years.

Intangible Assets

As a result of the Business Combination in November 2019, the Company identified intangible assets in the form of customer relationships. The Company recorded the intangible assets at fair value at the acquisition date and will amortize the value of finite lived intangibles into expense over the expected useful life. The Company’s intangible assets have estimated useful lives of between two and five years.

Fixed Assets

Fixed Assets

Fixed assets, which are included in other assets in the accompanying unaudited condensed consolidated balance sheets are stated at cost, less accumulated depreciation. Repairs and maintenance to these assets are charged to expense as incurred; major improvements enhancing the function and/or useful life are capitalized. When items are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gains or losses arising from such transactions are recognized. Depreciation is recorded on the straight-line basis over the estimated useful life of the assets, which ranges from three to seven years.

Fixed Assets

Fixed assets, which are included in other assets in the accompanying consolidated balance sheets are stated at cost, less accumulated depreciation. Repairs and maintenance to these assets are charged to expense as incurred; major improvements enhancing the function and/or useful life are capitalized. When items are sold or retired, the related cost and accumulated depreciation are removed from the accounts and any gains or losses arising from such transactions are recognized. Depreciation is recorded on the straight-line basis over the estimated useful life of the assets, which ranges from three to seven years.

Leases

Leases

The Company is the sublessee in an arrangement to sublease an operating lease and, based on the guidance in ASC 842, recorded a right-of-use asset and a lease liability in the amount of $0.5 million, representing the present value of the remaining payments under the lease discounted based on the Company’s incremental borrowing rate. The amount is not significant to the consolidated balance sheets.

Other Assets

Other Assets

Other assets primarily consist of prepaid insurance, right-of-use asset and other operating receivables. In connection with the Business Combination, we entered into an arrangement to sublease an operating lease and have recorded a right-of-use asset and a lease liability in the amount of $0.4 million, representing the present value of the remaining payments under the lease discounted based on our incremental borrowing rate as of November 14, 2019. As of June 30, 2020, the right-of-use asset and a lease liability are not significant to the condensed consolidated balance sheet.

Other Assets Other assets primarily consist of prepaid insurance and other operating receivables.
Accounts Payable and Accrued Liabilities

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities primarily consist of accruals for payments of professional services fees, lease liabilities, warrant liabilities and other operating payables.

Accounts Payable and Accrued Expenses Accounts payable and accrued expenses primarily consist of accruals for payments of legal fees, audit fees, warrant liabilities and other operating payables.
Interest Income

Interest Income

Interest income on mortgage notes receivable is accrued based on contractual rates applied to the principal balance outstanding, unless there is a minimum interest provision in the mortgage note. Many construction loans provide for minimum interest provisions, under which the contractual rate applies to between 50% and 70% of the face amount of the note until the actual outstanding principal exceeds the minimum threshold.

Income recognition is suspended when a loan is designated non-performing and resumes only when the suspended loan becomes contractually current and performance is demonstrated to have resumed, which generally requires consecutive cash payments accompanied by a credit analysis that supports an ability to pay in accordance with the terms of the loan. The accrual of interest is discontinued when we believe, after considering collection efforts and other factors, the amount ultimately to be collected will be insufficient to cover the additional interest payments. Interest previously accrued may be reversed at that time, and such reversal offset against interest income in the condensed consolidated statement of income.

Interest Income

Interest income on mortgage notes receivable is accrued based on contractual rates applied to the principal balance outstanding, unless there is a minimum interest provision in the mortgage note. Many construction loans provide for minimum interest provisions, under which the contractual rate applies to between 50% and 70% of the face amount of the note until the actual outstanding principal exceeds the minimum threshold.

Income recognition is suspended when a loan is designated non-performing and resumes only when the suspended loan becomes contractually current and performance is demonstrated to have resumed. The accrual of interest is discontinued when management believes, after considering collection efforts and other factors, the amount ultimately to be collected will be insufficient to cover the additional interest payments. Interest previously accrued may be reversed at that time, and such reversal offset against in interest income in the consolidated statement of income.

Fee Income

Fee Income

We collect loan origination fees in conjunction with origination. In addition, we charge extension fees in conjunction with modification of the terms of our existing loans. We defer and amortize loan origination fees, direct loan origination costs and loan extension fees over the contractual terms of the loans. The Predecessor Companies did not defer origination fees, direct loan origination costs, and loan extension fees and, rather, recorded origination fees and costs at the time of origination due to the short-term nature of the loans, and the difference is not considered significant.

We charge inspection fees, which we use to hire independent inspectors to report on the status of construction projects. These fees are earned and recognized upon each construction draw request.

Fee Income

The Company collects loan origination fees in conjunction with origination. The Successor Company defers and amortizes loan origination fees and direct loan origination costs over the contractual terms of the loans. The Predecessor Companies’ did not defer origination fees or costs and, rather, recorded origination fees and costs at the time of origination due to the short-term nature of the loans, the difference is not considered significant.

In addition, the Company charges amendment or extension fees in conjunction with modification of the terms of its existing loans. Consistent with origination fees, the Successor Company defers and amortizes loan amendment and extension fees over the revised contractual term and the Predecessor did not defer and amortize such fees.

The Company charges inspection fees, which the Company uses to hire independent inspectors to report on the status of construction projects. These fees are earned and recognized upon each construction draw request.

Interest and Fees Receivable

Interest and Fees Receivable

Interest on performing loans is accrued and recognized as interest income at the contractual rate of interest, or at the contractual rate of monthly minimum interest. In addition, we charge late fees on borrower payments. We monitor each note’s outstanding interest and fee receivables and, based on historical performance, generally write off the balance after a receivable is greater than 60 days past due.

Interest and Fees Receivable

Interest on performing loans is accrued and recognized as interest income at the contractual rate of interest, or at the contractual rate of monthly minimum interest. In addition, the Company charges late fees on borrower payments. The Company monitors its outstanding interest and fees receivables and, based on historical performance, generally writes off the balance after a receivable is 60 days past due.

Impairment of Loans

Impairment of Loans

We designate loans as non-performing at such time as (1) the borrower fails to make the required monthly interest-only loan payments; (2) the loan has a maturity default; or (3) in the opinion of management, it is probable we will be unable to collect all amounts due according to the contractual terms of the loan. Loans are charged off to the allowance for loan losses when the contractual amount is no longer collectible.

The allowance for loan losses reflects our estimate of loan losses inherent in the loan portfolio as of the balance sheet date. The allowance is increased or decreased by recording the loan loss provision or recovery in our consolidated statements of income and is decreased by charge-offs when losses are confirmed through the receipt of assets, such as in a pre-foreclosure sale or upon ownership control of the underlying collateral in full satisfaction of the loan upon foreclosure or when significant collection efforts have ceased. The allowance for loan losses is determined on an asset-specific basis.

The asset-specific allowance relates to estimated losses on individual impaired loans. We consider a loan to be impaired when, based upon current information and events, we believe that it is probable that we will be unable to collect all amounts due under the contractual terms of the loan agreement. This assessment is made on a monthly basis on factors such as payment status, lien position, borrower financial resources and investment collateral, collateral type, project economics and geographical location as well as national and regional economic factors. An allowance is established for an impaired loan when the estimated fair value of the collateral is lower than the carrying value of that loan.

For collateral dependent impaired loans, impairment is measured using the estimated fair value of collateral less the estimated cost to sell in comparison to the carrying value. Valuations are performed or obtained at the time a loan is determined to be impaired and designated non-performing, and they are updated if circumstances indicate that a significant change in value has occurred. Given the short term nature of our loans, we evaluate the most recent external “as is” appraisal and depending on the age of the appraisal, may order a new appraisal or, where available, will evaluate against existing comparable sales or other pertinent information to estimate the fair value of the collateral for such loans. As of June 30, 2020, all of our allowance for loan losses represents an asset-specific allowance.

Impairment of Loans

The Company designates loans as non-performing at such time as (i) the borrower fails to make the required monthly interest-only loan payments; (ii) the loan has a maturity default; or (iii) in the opinion of management, it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan. Loans are charged off to the allowance for loan losses when the contractual amount is no longer realizable.

The allowance for loan losses reflects management’s estimate of loan losses inherent in the loan portfolio as of the balance sheet date. The allowance is increased or decreased by recording the loan loss provision or recovery in the Company’s consolidated statements of income and is decreased by charge-offs when losses are confirmed through the receipt of assets, such as in a pre-foreclosure sale or upon ownership control of the underlying collateral in full satisfaction of the loan upon foreclosure or when significant collection efforts have ceased. The allowance for loan losses is determined on an asset-specific basis.

The asset-specific allowance relates estimated for losses on individual impaired loans. The Company considers a loan to be impaired when, based upon current information and events, it believes that it is probable that the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. This assessment is made on a monthly basis on factors such as payment status, lien position, borrower financial resources and investment collateral, collateral type, project economics and geographical location as well as national and regional economic factors. An allowance is established for an impaired loan when the estimated fair value of the collateral (for loans that are dependent on the collateral for repayment) is lower than the carrying value of that loan.

For collateral dependent impaired loans, impairment is measured using the estimated fair value of collateral less the estimated cost to sell in comparison to the carrying value. Valuations are performed or obtained at the time a loan is determined to be impaired and designated non-performing, and they are updated if circumstances indicate that a significant change in value has occurred. The Company generally will obtain external “as is” appraisals for loan collateral to estimate the fair value of the collateral for such loans.

Operating Expenses

Operating Expenses

Operating expenses are expensed as incurred. General and administrative expenses primarily consist of professional services, insurance, excise taxes and amortization of intangible assets. During 2020, no commissions were paid to a related party and for the three and six months ended June 30, 2019, commissions paid to a related party were $1.8 and $3.1 million, respectively, which are included in general and administrative expenses.

Operating Expenses

Operating expenses are accrued as the expenses are incurred. Included in general and administrative costs for periods prior to November 15, 2019 are commissions paid to a related party that is not part of the Predecessor Company Group. See Note 11. These commissions totaled $5.7, $4.6 and $2.3 million for the period from January 1, 2019 through November 14, 2019 and the years ended December 31, 2018 and 2017, respectively.

Included in the caption entitled transaction costs within the operating expenses section of the consolidated statements of income are Business Combination related costs that are described in Note 3, Business Combination.

Share Based Payments

Share‑Based Payments

We follow the accounting guidance for share-based payments which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and non-employee directors. Awards are issued under the Broadmark Realty Capital Inc. 2019 Stock Incentive Plan.

For awards made to our employees and directors, we initially value restricted stock units based on the grant date closing price of our common stock. For awards with periodic vesting, we recognize the related expense on a straight -line basis over the requisite service period for the entire award, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. We account for forfeitures prospectively as they occur. If there are any modifications or cancellations of the underlying unvested share-based awards, we may be required to accelerate, increase or cancel any remaining unrecognized or previously recorded stock-based compensation expense.

Share‑Based Payments

The Company follows the accounting guidance for share-based payments which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and non-employee directors. Awards are issued under the Broadmark Realty Capital Inc. 2019 Stock Incentive Plan.

For awards made to the Company’s employees and directors, the Company initially values restricted stock units based on the grant date closing price of the Company’s common stock. For awards with periodic vesting, the Company recognizes the related expense on a straight -line basis over the requisite service period for the entire award, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. The Company accounts for forfeitures prospectively as they occur. If there are any modifications or cancellations of the underlying unvested share-based awards, the Company may be required to accelerate, increase or cancel any remaining unrecognized or previously recorded stock-based compensation expense.

Profit Interests (Predecessor)

Profit Interests (Predecessor)

The Predecessor Management Companies’ profits interests were accounted for as share-based compensation. The Predecessor Management Companies’ expensed the fair value of profits interests granted to its employees and directors over the period each award vested. Compensation cost was measured using the Black-Scholes model. All unvested profits interests vested at the time of the Business Combination.

Profit Interests (Predecessor)

The Predecessor Management Companies’ profits interests were accounted for as share-based compensation under ASC 718 Compensation- Stock Compensation. The Predecessor Management Companies’ expensed the fair value of profits interests granted to its employees and directors over the period each award vests. Compensation cost was measured using the Black-Scholes model.

Income Taxes

Income Taxes (Successor)

We intend to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes (the “Code”). As a REIT, we generally are not subject to U.S. federal income taxes on net income we distribute to our shareholders. We intend to make timely distributions sufficient to satisfy the annual distribution requirements. If we fail to qualify as a REIT in any taxable year, we will be subject to U.S. federal income tax on our taxable income at regulator corporate tax rates. Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income and property and U.S. federal income and excise taxes on our undistributed income and our TRSs are subject to U.S. federal income taxes.

Income Taxes (Predecessor)

The Predecessor Companies were taxed as partnerships and REITs under provisions of the Code. As such, the tax attributes of the partnerships are included in the individual tax returns of its members for partnerships and not for the Predecessor Company Group and the REIT entities met the qualifications to be taxed as REITs. Accordingly, the accompanying unaudited condensed consolidated statement of income for the three and six months ended June 30, 2019 includes no provision for income taxes for the Predecessor Company Group.

Income Taxes

Period from November 15, 2019 through December 31, 2019 (Successor)

The Company intends to elect to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes. As a REIT, the Company generally is not subject to U.S. federal income taxes on net income it distributes to its shareholders. The Company intends to make timely distributions sufficient to satisfy the annual distribution requirements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to U.S. federal income tax on its taxable income at regular corporate tax rates. Even if the Company qualifies for taxation as a REIT, the Company may be subject to certain state and local taxes on its income and property and U.S. federal income and excise taxes on its undistributed income.

Period from January 1, 2019 through November 14, 2019, the years ended December 31, 2018 and 2017 (Predecessor)

The Predecessor Management Companies were taxed as partnerships and REITs under provisions of the Internal Revenue Code. As such, the tax attributes of these companies are included in the individual tax returns of its members for partnerships and not for the Predecessor Company Group. The accompanying consolidated financial statements for the years ended December 31, 2018 and December 31, 2017 and includes $90 thousand and no provision for income taxes for the Predecessor Company Group, respectively.

The Predecessor Company Group has completed its determination of the accounting implications of the Tax Cuts and Jobs Act of 2017 on its tax accruals, and the impact was immaterial to the years ended December 31, 2018 and December 13, 2017 financial statements.

Earnings per Share

Earnings per Share

We follow the accounting guidance in ASC 260, Earnings Per Share, which requires the use of the two-class method of computing earnings per share for all periods presented for each class of common stock and participating security as if all earnings for the period had been distributed. Under the two-class method, net income is first reduced for dividends declared on all classes of securities to arrive at undistributed earnings. During periods of net losses, the net loss is reduced for dividends declared on participating securities only if the security has the right to participate in the earnings of the company and an objectively determinable contractual obligation to share in net losses of the company. The remaining earnings are allocated to common stockholders and participating securities to the extent that each security shares in earnings as if all of the earnings for the period had been distributed. Each total is then divided by the applicable weighted average number of common shares outstanding during the period to arrive at basic earnings per share. For the diluted earnings, the denominator includes all outstanding shares of common stock and all potential shares of common stock assumed issued if they are dilutive.

For purposes of the Predecessor period which includes the financial results of the Predecessor Company Group, we determined that earnings per unit would not be meaningful to the users of this filing, given the different unitholders and members’ equity structures of each individual entity in the Predecessor Company Group.

Earnings per Share

ASC 260, Earnings Per Share (“ASC 260”) requires the use of the two-class method of computing earnings per share for all periods presented for each class of common stock and participating security as if all earnings for the period had been distributed. Under the two-class method, net income is first reduced for dividends declared on all classes of securities to arrive at undistributed earnings. During periods of net losses, the net loss is reduced for dividends declared on participating securities only if the security has the right to participate in the earnings of the entity and an objectively determinable contractual obligation to share in net losses of the entity. The remaining earnings are allocated to common stockholders and participating securities to the extent that each security shares in earnings as if all of the earnings for the period had been distributed. Each total is then divided by the applicable weighted average number of common shares outstanding during the period to arrive at basic earnings per share. For the diluted earnings, the denominator includes all outstanding shares of common stock and all potential shares of common stock assumed issued if they are dilutive.

For purposes of the Predecessor period which includes the financial results of the Predecessor Company Group, the Company determined that earnings per unit would not be meaningful to the users of this filing, given the different unitholders and members’ equity structures of each individual entity in the Predecessor Company Group.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups Act (“JOBS Act”) permits us an extended transition period for complying with new or revised accounting standards affecting public companies. We have elected to use this extended transition period and adopt certain new accounting standards on the private company timeline, which means that our financial statements may not be comparable to the financial statements of public companies that comply with such new or revised accounting standards on a non-delayed basis. We will cease to qualify as an emerging growth company effective December 31, 2020 unless the eligibility standards are modified. Loss of emerging growth company status will result in our losing our reporting exemptions noted above.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) 2016-13, Financial Instruments — Credit Losses (Topic 326), and in 2019 issued ASU 2019-04, which provides codification improvements, and ASU 2019-05, which provides targeted transition relief for entities adopting ASU 2016-13.

The financial instruments-credit losses guidance replaces the incurred loss model with an expected loss model, which is referred to as the current expected credit loss (“CECL”) model. The CECL model is applicable to the measurement of credit losses on financial assets measured at amortized cost, including loan receivables and held-to maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance, such as loan commitments, standby letters of credit, financial guarantees, and other similar instruments, and net investments in certain leases recognized by a lessor. In addition, the amendments in this update require that credit losses be presented as an allowance rather than as a write-down on available-for-sale debt securities. We have formed a CECL committee that is assessing data and system needs in order to evaluate the impact of adopting the new guidance. We expect to recognize a one-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first reporting period in which we adopt the standard. At this time, the impact on our consolidated financial statements is being evaluated. We are required to adopt the standard in the fourth quarter of 2020 for the annual period ending December 31, 2020 unless the requirements are modified.

In January 2017, the FASB issued ASU 2017-04, Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. Under the amendments in ASU 2017-04, an entity should recognize an impairment charge for the amount by which the carrying amount of a reporting unit exceeds its fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The updated guidance requires prospective adoption. We adopted the standard on January 1, 2020 and there was no material impact on our unaudited condensed consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820), which (1) adds incremental requirements for entities to disclose (a) the amount of total gains or losses for the period recognized in other comprehensive income that is attributable to fair value changes in assets and liabilities held as of the balance sheet date and categorized within Level 3 of the fair value hierarchy (b) the range and weighted average used to develop significant unobservable inputs and (c) how the weighted average was calculated for fair value measurements categorized within Level of the fair value hierarchy and (2) eliminates disclosure requirements for (a) transfers between Level 1 and Level 2 and (b) valuation processes for Level 3 fair value measurements. We adopted the standard on January 1, 2020 and there was no material impact on our unaudited condensed consolidated financial statements.

Recent Accounting Pronouncements

As an emerging growth company, the Jumpstart Our Business Startups (JOBS) Act permits the Company an extended transition period for complying with new or revised accounting standards affecting public companies. The Company has elected to use this extended transition period and adopt certain new accounting standards on the private company timeline, which means that the Company's financial statements may not be comparable to the financial statements of public companies that comply with such new or revised accounting standards on a non-delayed basis.

In June 2016, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), and in 2019 issued ASU 2019-04, which provides codification improvements, and ASU 2019-05, which provides targeted transition relief for entities adopting ASU 2016-13.

ASU No. 2019-10, Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates: January 1, 2023. The update finalized various effective date delays for private companies, not-for-profit organizations, and certain smaller reporting companies applying the credit losses, leases, and hedging standards.

The financial instruments-credit losses guidance replaces the incurred loss model with an expected loss model, which is referred to as the current expected credit loss (CECL) model. The CECL model is applicable to the measurement of credit losses on financial assets measured at amortized cost, including loan receivables and held-to maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in certain leases recognized by a lessor. In addition, the amendments in this Update require credit losses be presented as an allowance rather than as a write-down on available-for-sale debt securities. The Company has formed a CECL committee that is assessing data and system needs in order to evaluate the impact of adopting the new guidance. The Company expects to recognize a one-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first reporting period in which the Company adopts the standard. At this time, the impact is being evaluated. The Company is required to adopt the standard on or before the year beginning January 1, 2023.

Pronouncements Adopted

In February 2016, FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize leases on balance sheet and disclose key information about leasing arrangements. The new standard establishes a right-of-use model (ROU) that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases are to be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application. An entity may choose to use either (1) its effective date or (2) the beginning of the earliest comparative period presented in the financial statements as its date of initial application. If an entity chooses the second option, the transition requirements for existing leases also apply to leases entered into between the date of initial application and the effective date. The entity must also recast its comparative period financial statements and provide the disclosures required by the new standard for the comparative periods. The Company adopted the new standard on January 1, 2019 and used the effective date as the date of initial application. Consequently, financial information will not be updated, and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. The new standard provides several optional practical expedients in transition. The Company elected the ‘package of practical expedients’, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company determined that the adoption of this guidance did not have a material effect on the Company’s results of operations, cash flows and financial condition because the Company is not a party to any material long-term leases.

In August 2016, FASB issued ASU No. 2016 15, Classification of Certain Cash Receipts and Cash Payments, which provides guidance regarding the presentation of certain cash receipts and cash payments in the statement of cash flows, addressing eight specific cash flow classification issues, in order to reduce existing diversity in practice. The Company adopted the pronouncement on January 1, 2018. The adoption of ASC 2016-15 did not have a material impact on the Company’s financial position, results of operations, or cash flows.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception, (ASU 2017-11). Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. The amendments in Part II of this update do not have an accounting effect. This ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company adopted ASU 2017-11 on January 1, 2019 and the adoption did not have a material impact on the Company’s consolidated financial statements.